Consolidated Statement of Cash Flows - (3-month, 6-month and 9-month figures unaudited) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Scenario, Previously Reported
Net loss	$ (494,502)	$ (702,665)	$ (808,671)
Warrants issued to convertible debt placement agent	65,000	73,700	73,700
Scenario, Adjustment
Net loss	(32,200)	(36,600)	(36,600)
Warrants issued to convertible debt placement agent	32,200	36,600	36,600
Restated
Net loss	(526,702)	(739,265)	(845,271)
Warrants issued to convertible debt placement agent	$ 97,200	$ 110,300	$ 110,300